UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 26 Strawberry Hill Ave, PH-D

	 Stamford, CT  06902

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203-971-3600

Signature, Place, and Date of Signing:

     Christine Glick     Stamford, CT     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $61,429 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE COMPUTER INC             COM              037833100     9686   125822 SH       SOLE                   125822        0        0
BLOCKBUSTER INC                CL A             093679108     7642  1990000 SH       SOLE                  1990000        0        0
COMCAST CORP NEW               CL A             20030N101     5809   157423 SH       SOLE                   157423        0        0
EBAY INC                       COM              278642103     4517   159280 SH       SOLE                   159280        0        0
GENCORP INC                    COM              368682100     5877   457700 SH       SOLE                   457700        0        0
NOVATEL INC                    COM              669954109      813    17699 SH       SOLE                    17699        0        0
QUILMES INDL QUINSA SOCIETE    SP ADR CL B      74838Y207      589    11000 SH       SOLE                    11000        0        0
RTI INTL METALS INC            COM              74973W107     2057    47190 SH       SOLE                    47190        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     7840   326800 SH       SOLE                   326800        0        0
SPRINT NEXTEL CORP             COM FON          852061100     5536   322800 SH       SOLE                   322800        0        0
TAL INTL GROUP INC             COM              874083108     5216   245916 SH       SOLE                   245916        0        0
WALGREEN CO                    COM              931422109     5847   131722 SH       SOLE                   131722        0        0